As filed with the Securities and Exchange Commission on June 25, 2004
===============================================================================
                                                   1933 Act File No. 333-______
                                                    1940 Act File No. 811-21549

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

(Check appropriate box or boxes)

[ ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. _
[X] Post-Effective Amendment No. 1

and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 4

                          Energy Income and Growth Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

--------------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)
     [ ] when declared effective pursuant to section 8(c)


[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-114131.


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================

----------------- ---------- ---------------- ----------------- ---------------
                                Proposed         Proposed
    Title of        Amount       Maximum          Maximum         Amount of
Securities Being    Being        Offering        Aggregate      Registration
   Registered     Registered  Price Per Unit  Offering Price(1)      Fee
----------------- ---------- ---------------- ----------------- ---------------
 Common Shares,   460,000(2)      $20.00         $9,200,000       $1,165.64
$0.01 par value
----------------- ---------- ---------------- ----------------- ---------------
(1) Estimated solely for the purpose of calculating the registration fee.
(2) All of which may be purchased pursuant to an over-allotment option of 960,000 shares granted by the Registrant to the Underwriters.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================



                                EXPLANATORY NOTE

     This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Satement on Form N-2 (Reg. No. 333-114131) filed by Energy Income and Growth Fund (the "Registrant") with the Securities and Exchange Commission, declared effective on June 24, 2004, are incorporated herein by reference. On June 24, 2004, the Registrant registered 6,900,000 common shares in Pre-Effective Amendment No. 3 to the Registrant's Registration Statement filed on Form N-2. When the common shares previously registered are combined with the common shares registered herein, the total number of shares registered by the Registrant is 7,360,000 shares.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed with Pre-effective Amendment No. 3 to the Registration Statement.

2. Exhibits:

a.    Declaration of Trust dated March 25, 2004. (1)

b.    By-Laws of Registrant. (1)

c.    None.

d.    Form of Share Certificate. (2)

e.    Terms and Conditions of the Dividend Reinvestment Plan. (2)

f.    None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. (2)

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Fiduciary Asset Management, LLC. (2)

h.1   Form of Underwriting Agreement. (2)

h.2   Form of Master Dealers Agreement. (2)

h.3   Form of Master Agreement Among Underwriters. (2)

i.    None.

j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company. (2)

k.1 Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. (2)

k.2   Form of Administration and Accounting Services Agreement. (2)

k.3 Form of Corporate Finance Services and Consulting Agreement between A.G. Edwards & Sons, Inc. and First Trust Advisors L.P. (2)

l.1   Opinion and consent of Chapman and Cutler LLP. (2)

l.2   Opinion and consent of Bingham McCutchen LLP. (2)

m.    None.

n.    Consent of Independent Registered Public Accounting Firm. (2)

o.    None.

p.    Subscription Agreement between Registrant and First Trust Portfolios,
      L.P. (2)

q.    None.

r.1   Code of Ethics of Registrant. (2)

r.2   Code of Ethics of First Trust Portfolios L.P. (2)

r.3   Code of Ethics of First Trust Advisors L.P. (2)

r.4   Code of Ethics of Fiduciary Asset Management, LLC (2)

s.    Powers of Attorney of Messrs. Bowen, Erickson, Kadlec, Nielson and
      Oster. (3)

-------------------
(1) Filed on April 1, 2004 in Registrant's Registration Statement on Form N-2 (File No. 333-114131) and incorporated herein by reference.

(2) Filed on June 24, 2004 in Registrant's Registration Statement on Form N-2 (File No. 333-114131) and incorporated herein by reference.

(3) Filed on June 1, 2004 in Registrant's Registration Statement on
    Form N-2 (File No. 333-114131) and incorporated herein by reference.

Item 25: Marketing Arrangements

Reference is made to the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement, the Form of Master Dealers Agreement filed as Exhibit h.2 to the Registration Statement and the Form of Master Agreement Among Underwriters filed as Exhibit h.3 to the Registration Statement.

Item 26: Other Expenses of Issuance and Distribution

--------------------------------------------------------------- ---------------
Securities and Exchange Commission Fees                         $ 17,485
--------------------------------------------------------------- ---------------
National Association of Securities Dealers, Inc. Fees             14,300
--------------------------------------------------------------- ---------------
Printing and Engraving Expenses                                  153,528
--------------------------------------------------------------- ---------------
Legal Fees                                                       125,000
--------------------------------------------------------------- ---------------
Listing Fees                                                       5,000
--------------------------------------------------------------- ---------------
Accounting Expenses                                               10,500
--------------------------------------------------------------- ---------------
Blue Sky Filing Fees and Expenses                                      -
--------------------------------------------------------------- ---------------
Miscellaneous Expenses                                            85,500
--------------------------------------------------------------- ---------------
Total                                                           $411,313
--------------------------------------------------------------- ---------------

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At June 24, 2004:

----------------------------------------- -------------------------------------
Title of Class                            Number of Record Holders
----------------------------------------- -------------------------------------
Common Shares, $0.01 par value            1
----------------------------------------- -------------------------------------

Item 29: Indemnification

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested
                  Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal
                  counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the

                  Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

Section 9 of the Underwriting Agreement provides as follows:

          9. Indemnification and Contribution.

         (a) The Fund, the Adviser and the Sub-Adviser, jointly and severally, agree to indemnify and hold harmless each of you and each other

               Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, from and against any and all losses, claims, damages, liabilities and expenses, joint or several (including reasonable costs of investigation), arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus, any Prepricing Prospectus, any sales material (as defined in Section 6(t) of this Agreement) (or any amendment or supplement to any of the foregoing) or arising out of or based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein (in the case of a prospectus, in light of the circumstances under which they were made) not misleading, except insofar as such losses, claims, damages, liabilities or expenses arise out of or are based upon any untrue statement or omission or alleged untrue statement or omission which has been made therein or omitted therefrom in reliance upon and in conformity with the information relating to such Underwriters furnished in writing to the Fund by or on behalf of any Underwriter through you expressly for use in connection therewith; provided, however, that the foregoing indemnification contained in this paragraph (a) with respect to the Prepricing Prospectus contained in Pre-Effective Amendment No. 2 to the Registration Statement shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) on account of any such loss, claim, damage, liability or expense arising from the sale of the Shares by such Underwriter to any person if it is shown that a copy of the Prospectus (which term as used in this proviso shall not include any statement of additional information) was not delivered or sent to such person within the time required by the 1933 Act and the 1933 Act Rules and Regulations and the untrue statement or alleged untrue statement or omission or alleged omission of a material fact contained in such Prepricing Prospectus was corrected in the Prospectus, provided that the Fund has delivered the Prospectus to the several Underwriters in requisite quantity on a timely basis to permit proper delivery or sending. The foregoing indemnity agreement shall be in addition to any liability which the Fund, the Adviser or the Sub-Adviser may otherwise have.

         (b) If any action, suit or proceeding shall be brought against any Underwriter or any person controlling any Underwriter in respect of which indemnity may be sought against the Fund, the Adviser, or the Sub-Adviser such Underwriter or such controlling person shall promptly notify the Fund, the Adviser, or the Sub-Adviser and the Fund, the Adviser or the Sub-Adviser shall assume the defense thereof, including the employment of counsel and the payment of all fees and expenses. Such Underwriter or any such controlling person shall have the right to employ separate counsel in any such action, suit or proceeding and to participate in the defense thereof, but the fees and expenses of such counsel shall be at the expense of such Underwriter or controlling person unless (i) the Fund, the Adviser or the Sub-Adviser have agreed in writing to pay such fees and expenses, (ii) the Fund, the Adviser or the Sub-Adviser have failed within a reasonable time to assume the defense and employ counsel or (iii) the named parties to any such action, suit or proceeding (including any impleaded parties) include both such Underwriter or such controlling person and the Fund, the Adviser or the Sub-Adviser and such Underwriter or such controlling person shall have been advised by its counsel that representation of such indemnified party and the Fund, the Adviser or the Sub-Adviser by the same counsel would be inappropriate under applicable standards of professional conduct (whether or not such representation by the same counsel has been proposed) due to actual or potential differing interests between them (in which case the Fund, the Adviser and the Sub-Adviser shall not have the right to assume the defense of such action, suit or proceeding on behalf of such Underwriter or such controlling person). It is understood, however, that the Fund, the Adviser and the Sub-Adviser shall, in connection with any one such action, suit or proceeding or separate but substantially similar or related actions, suits or proceedings in the same jurisdiction arising out of the same general allegations or circumstances, be liable for the reasonable fees and expenses of only one separate firm of attorneys (in addition to any local counsel if there is any action, suit or proceeding in more than one jurisdiction) at any time for all such Underwriters and controlling persons not having actual or potential differing interests with you or among themselves, which firm shall be designated in writing by the Representatives and that, subject to the requirements of 1940 Act Release No. 11330, all such fees and expenses shall be reimbursed promptly as they are incurred. The Fund, the Adviser and the Sub-Adviser shall not be liable for any settlement of any such action, suit or proceeding effected without the written consent of the Fund, the Adviser or the Sub-Adviser, but if settled with such written consent or if there be a final judgment for the plaintiff in any such action, suit or proceeding, the Fund, the Adviser and the Sub-Adviser agree to indemnify and hold harmless any Underwriter, to the extent provided in the preceding paragraph and any such controlling person from and against any loss, liability, damage or expense by reason by such settlement or judgment.

         (c) Each Underwriter agrees, severally and not jointly, to indemnify and hold harmless the Fund, the Adviser and the Sub-Adviser, their trustees, directors, partners, members or managers, any officers of the Fund who sign the Registration Statement and any person who controls the Fund, the Adviser or the Sub-Adviser within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, to the same extent as the foregoing indemnity from the Fund, the Adviser and the Sub-Adviser to each Underwriter, but only with respect to information relating to such Underwriter furnished in writing by or on behalf of such Underwriter through you expressly for use in the Registration Statement, the Prospectus or the Prepricing Prospectus contained in Pre-Effective Amendment No. 2 to the Registration Statement. If any action, suit or proceeding shall be brought against the Fund, the Adviser or the Sub-Adviser, any of their trustees, directors, partners, members or managers, any such officer or any such controlling person, based on the Registration Statement, the Prospectus or any Prepricing Prospectus (or any amendment or supplement thereto) and in respect of which indemnity may be sought against any Underwriter pursuant to this paragraph (c), such Underwriter shall have the rights and duties given to each of the Fund, the Adviser and the Sub-Adviser by paragraph (b) above (except that if the Fund, the Adviser or the Sub-Adviser shall have assumed the defense thereof such Underwriter shall not be required to do so, but may employ separate counsel therein and participate in the defense thereof, but the fees and expenses of such counsel shall be at such Underwriter's expense) and the Fund, the Adviser and the Sub-Adviser, their trustees, directors, partners, managers or members, any such officer and any such controlling person shall have the rights and duties given to the Underwriters by paragraph (b) above. The foregoing indemnity agreement shall be in addition to any liability which the Underwriters may otherwise have.

         (d) If the indemnification provided for in this Section 9 is unavailable to an indemnified party under paragraphs (a) or (c) hereof in respect of any losses, claims, damages, liabilities or expenses referred to therein, then an indemnifying party, in lieu of indemnifying such indemnified party, shall contribute to the amount paid or payable by such indemnified party as a result of such losses, claims, damages, liabilities or expenses (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other from the offering of the Shares or (ii) if the allocation provided by clause (i) above is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other in connection with the statements or omissions which resulted in such losses, claims, damages, liabilities or expenses, as well as any other relevant equitable considerations. The relative benefits received by the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other shall be deemed to be in the same proportion that the total net proceeds from the offering (before deducting expenses) received by the Fund bear to the total underwriting discounts and commissions received by the Underwriters, in each case, as set forth in the table on the cover page of the Prospectus. The relative fault of the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other shall be determined by reference to, among other things, whether the untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) or by the Underwriters on the other and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

         (e) The Fund, the Adviser, the Sub-Adviser and the Underwriters agree that it would not be just and equitable if contribution pursuant to this Section 9 were determined by pro rata allocation (even if the Underwriters were treated as one entity for such purpose) or by any other method of allocation that does not take account of the equitable considerations referred to in paragraph (d) above. The amount paid or payable by an indemnified party as a result of the losses, claims, damages, liabilities and expenses referred to in paragraph (d) above shall be deemed to include, subject to the limitations set forth above, any legal or other expenses reasonably incurred by such indemnified party in connection with investigating any claim or defending any such action, suit or proceeding. Notwithstanding the provisions of this Section 9, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price of the Shares underwritten by it and distributed to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of such untrue or alleged untrue statement or omission or alleged omission. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. The Underwriters' obligations to contribute pursuant to this Section 9 are several in proportion to the respective number of Shares set forth opposite their names in Schedule I (or such number of Shares increased as set forth in Section 11 hereof) and not joint.

         (f) No indemnifying party shall, without the prior written consent of the indemnified party, effect any settlement of any pending or threatened action, suit or proceeding in respect of which any indemnified party is or could have been a party and indemnity could have been sought hereunder by such indemnified party, unless such settlement includes an unconditional release of such indemnified party from all liability from claimants on claims that are the subject matter of such action, suit or proceeding.

         (g) Any losses, claims, damages, liabilities or expenses for which an indemnified party is entitled to indemnification or contribution under this Section 8 shall, subject to the requirements of Release No. 11330, be paid by the indemnifying party to the indemnified party as such losses, claims, damages, liabilities or expenses are incurred. The indemnity and contribution agreements contained in this Section 9 and the representations and warranties of each of the Fund, the Adviser and the Sub-Adviser set forth in this Agreement shall remain operative and in full force and effect, regardless of (i) any investigation made by or on behalf of any Underwriter or any person controlling any Underwriter, the Fund, the Adviser, the Sub-Adviser or their trustees, directors, partners, managers, members, officers or any person controlling the Fund, the Adviser or the Sub-Adviser, (ii) acceptance of any Shares and payment therefor hereunder and (iii) any termination of this Agreement. A successor to any Underwriter or to the Fund, the Adviser or the Sub-Adviser or their trustees, directors, partners, managers, members, officers or any person controlling the Fund, the Adviser or the Sub-Adviser shall be entitled to the benefits of the indemnity, contribution and reimbursement agreements contained in this Section 9.

         (h) The Fund, the Adviser and the Sub-Adviser each acknowledge that the statements with respect to (1) the public offering price of the Shares as set forth on the cover page of the Prospectus and
               (2) as set forth under the caption "Underwriting" in the Prospectus (i) the names of the Underwriters, (ii) the number of Firm Shares set forth opposite the name of each Underwriter,
               (iii) the amount of the selling concessions and reallowances of selling concessions set forth in the first sentence of the fourth paragraph, (iv) the penultimate paragraph and (v) the final paragraph constitute the only information furnished in writing to the Fund by the Underwriters expressly for use in such document. The Underwriters severally confirm that these statements are correct in all material respects and were so furnished by or on behalf of the Underwriters severally for use in the Prospectus.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and the First Defined Portfolio Fund, LLC and also serves as subadviser to 38 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Other Business, Profession, Vocation or Employment During Past Two Years

Name and Position with First Trust Advisors L.P.             Employment During Past Two Years

------------------------------------------------------------ ----------------------------------------------------------
James A. Bowen, Managing Director/President                  Managing Director/President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Ronald Dean McAlister, Managing Director                     Managing Director, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, First
Director                                                     Trust Portfolios and Chief Financial Officer, Bondwave LLC
------------------------------------------------------------ ----------------------------------------------------------
Robert W. Bredemeier, Chief Operating Officer and Managing   Chief Operations Officer and Managing Director, First
Director                                                     Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Robert Franklin Carey, Chief Investment Officer and Senior   Senior Vice President, First Trust Portfolios
Vice President
------------------------------------------------------------ ----------------------------------------------------------
William Scott Jardine, General Counsel                       General Counsel, First Trust Portfolios and Secretary
                                                             of Bondwave LLC
------------------------------------------------------------ ----------------------------------------------------------
Scott Hall, Managing Director                                Managing Director, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Andy Roggensack, Managing Director                           Managing Director, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Jason Henry, Senior Vice President                           Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
David McGarel, Senior Vice President                         Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Bob Porcellino, Senior Vice President                        Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Mark Sullivan, Senior Vice President                         Senior Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Al Davis, Vice President                                     Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Jon Carl Erickson, Vice President                            Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Bob James, Vice President                                    Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Mitch Mohr, Vice President                                   Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
David Pinsen, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Jonathan Steiner, Vice President                             Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Rick Swiatek, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Roger Testin, Vice President                                 Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Kitty Collins, Assistant Vice President                      Assistant Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------
Charles Bradley, Assistant Vice President                    Assistant Vice President, First Trust Portfolios
------------------------------------------------------------ ----------------------------------------------------------

b) Sub-Advisers. Fiduciary Asset Management, L.L.C. ("Fiduciary Asset Management") serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and
(ii) the Form ADV of Fiduciary Asset Management (File No. 801-46751) filed with the Commission, all of which are incorporated herein by reference.

Item 31: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 25th day of June, 2004.
                                           ENERGY INCOME AND GROWTH FUND

                                           By: /s/ James A. Bowen
                                               -------------------------------
                                               James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

---------------------- ------------------------------- -------------------------
Signature              Title                           Date
---------------------- ------------------------------- -------------------------
/s/ James A. Bowen     President, Chairman of the      June 25, 2004
-------------------    Board and Trustee
James A. Bowen         (Principal Executive Officer)
---------------------- ------------------------------- -------------------------
/s/ Mark R. Bradley    Chief Financial Officer and     June 25, 2004
--------------------   Treasurer (Principal Financial
Mark R. Bradley        and Accounting Officer)
---------------------- ------------------------------- -------------------------

---------------------- ------------------------------- -------------------------
Richard E. Erickson*   Trustee                       )
---------------------- ------------------------------- By: /s/ W. Scott Jardine
Thomas R. Kadlec*      Trustee                       )     --------------------
---------------------- -------------------------------     W. Scott Jardine
Niel B. Nielson*       Trustee                       )     Attorney-In-Fact
---------------------- -------------------------------     June 25, 2004
David M. Oster*        Trustee                       )
---------------------- ------------------------------- -------------------------

         * Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute this Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registrant Statement is filed, were previously executed and filed as an exhibit.